Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5, R6 and S shares of the Fund listed below:

Invesco Charter Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco Charter Fund” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of October 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Fund
Invesco Charter Fund
Manind (“Mani”) Govil[1]	None
Benjamin Ram[1]	None
Paul Larson[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco Charter Fund” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of October 31, 2018 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Charter Fund
Manind (“Mani”) Govil[1]	7	$15,592.1	None	None	None	None
Benjamin Ram[1]	6	$12,880.2	None	None	None	None
Paul Larson[1]	7	$16,689.7	None	None	None	None”

[1]	The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019.

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Dividend Opportunity Fund

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of April 30, 2019:

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Dividend Opportunity Fund
Meggan Walsh[1]	None
Robert Botard[1]	None
Kristina Bradshaw[1]	None
Chris McMeans[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of April 30, 2019:

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Oppenheimer Dividend Opportunity Fund
Meggan Walsh[1]	4	$16,696.1	2	$296.8	1,346	[2]	$261.6	[2]
Robert Botard[1]	4	$16,696.1	1	$184.0	1,346	[2]	$261.6	[2]

[1]	The portfolio manager began serving on the Fund effective June 21, 2019.
[2]

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Kristina Bradshaw[1]	4	$16,696.1	1	$184.0	1,346	[2]	$261.6	[2]
Chris McMeans[1]	4	$16,696.1	1	$184.0	1,346	[2]	$261.6	[2]”

Statement of Additional Information Supplement dated July 12, 2019

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares of the Fund listed below:

Invesco Oppenheimer Main Street All Cap Fund®

This supplement amends the Statement of Additional Information of the above referenced fund (the “Fund”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments” in Appendix H of the Statement of Additional Information.

“Investments

The following information is as of July 31, 2018 (unless otherwise noted):

Portfolio Managers	Dollar Range of Investments in the Predecessor Fund
Oppenheimer Main Street All Cap Fund®
Magnus Krantz	$100,001 - $500,000
Joy Budzinski	$100,001 - $500,000
Jeff Everett[1]	None”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed” in Appendix H of the Statement of Additional Information.

“Assets Managed

The following information is as of July 31, 2018 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Managers	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts		Assets (in millions)
Invesco Oppenheimer Main Street All Cap Fund®
Magnus Krantz	6	$5,090	None	None	1		$39.55
Joy Budzinski	5	$4,880	None	None	1		$39.55
Jeff Everett[1]	3	$863.8	None	None	115	[2]	$32.3	[2]”

[1]

The portfolio manager began serving on the Fund effective June 21, 2019. Information for the portfolio manager has been provided as of May 31, 2019, and the portfolio manager held no assets in the Fund as of this same date.

[2]

These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.